Employee Benefit Plans (Details 2) (Defined benefit pension plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined benefit plans
Investments at fair value	$ 805.8	$ 721.1	$ 656.3
Quoted prices in active markets for identical assets (Level 1) | Recurring Basis
Defined benefit plans
Investments at fair value	61.2	67.5
Significant other observable inputs (Level 2) | Recurring Basis
Defined benefit plans
Investments at fair value	741.2	648.2
Significant unobservable inputs (Level 3) | Recurring Basis
Defined benefit plans
Investments at fair value	3.4	5.4
Total | Recurring Basis
Defined benefit plans
Investments at fair value	805.8	721.1
Cash and cash equivalents | Quoted prices in active markets for identical assets (Level 1) | Recurring Basis
Defined benefit plans
Investments at fair value	0.6	3.2
Cash and cash equivalents | Total | Recurring Basis
Defined benefit plans
Investments at fair value	0.6	3.2
Registered investment companies, Cash management fund | Quoted prices in active markets for identical assets (Level 1) | Recurring Basis
Defined benefit plans
Investments at fair value	1.8	1.0
Registered investment companies, Cash management fund | Total | Recurring Basis
Defined benefit plans
Investments at fair value	1.8	1.0
Registered investment companies, Equity funds | Quoted prices in active markets for identical assets (Level 1) | Recurring Basis
Defined benefit plans
Investments at fair value	58.8	49.1
Registered investment companies, Equity funds | Total | Recurring Basis
Defined benefit plans
Investments at fair value	58.8	49.1
Registered investment companies, Fixed income funds | Quoted prices in active markets for identical assets (Level 1) | Recurring Basis
Defined benefit plans
Investments at fair value		14.2
Registered investment companies, Fixed income funds | Total | Recurring Basis
Defined benefit plans
Investments at fair value		14.2
Fixed income securities | Significant other observable inputs (Level 2) | Recurring Basis
Defined benefit plans
Investments at fair value	42.6	35.1
Fixed income securities | Total | Recurring Basis
Defined benefit plans
Investments at fair value	42.6	35.1
Private investment funds-redeemable | Significant other observable inputs (Level 2) | Recurring Basis
Defined benefit plans
Investments at fair value	698.6	613.1
Private investment funds-redeemable | Total | Recurring Basis
Defined benefit plans
Investments at fair value	698.6	613.1
Equity index funds
Defined benefit plans
Actual asset allocation (as a percent)	42.00%	46.00%
Fixed income investments
Defined benefit plans
Actual asset allocation (as a percent)	57.00%	54.00%
Other investments
Defined benefit plans
Actual asset allocation (as a percent)	1.00%
Private investment funds-non-redeemable | Significant unobservable inputs (Level 3) | Recurring Basis
Defined benefit plans
Investments at fair value	0.1	1.0	0.3
Private investment funds-non-redeemable | Total | Recurring Basis
Defined benefit plans
Investments at fair value	0.1	1.0
Insurance annuity contracts | Significant unobservable inputs (Level 3) | Recurring Basis
Defined benefit plans
Investments at fair value	3.3	4.4	4.4
Insurance annuity contracts | Total | Recurring Basis
Defined benefit plans
Investments at fair value	$ 3.3	$ 4.4